Employee and Director Benefit Programs (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee and Director Benefit Programs
Benefit obligation at beginning of period	$ 5,268	$ 5,110	$ 5,011
Fair value of plan assets	$ 0	$ 0